Financial Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Financial Income and Expenses

The financial income and expenses are broken down as follows:

	Year ended December 31,
	2015	2016	2017
	(thousands of Euros)
Financial revenues	1,018	1,646	616
Financial expenses	(146)	(145)	(3,325)

Total	871	1,500	(2,709)